Schedule of investments

Delaware Healthcare Fund June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.42%G
Biotechnology - 39.84%
ACADIA Pharmaceuticals †	194,776	$5,206,363
Alder Biopharmaceuticals †	75,000	882,750
Alexion Pharmaceuticals †	20,000	2,619,600
Alkermes †	370,000	8,339,800
Allogene Therapeutics †	146,779	3,941,016
Alnylam Pharmaceuticals †	41,000	2,974,960
Arena Pharmaceuticals †	525,000	30,780,750
ArQule †	630,000	6,936,300
Array BioPharma †	670,000	31,041,100
Audentes Therapeutics †	153,941	5,828,206
Axovant Gene Therapies †	64,171	399,785
BioMarin Pharmaceutical †	112,000	9,592,800
Cellectis ADR †	219,675	3,426,930
Clovis Oncology †	100,200	1,489,974
Coherus Biosciences †	430,000	9,503,000
Dynavax Technologies †	760,000	3,032,400
Epizyme †	203,200	2,550,160
Five Prime Therapeutics †	100,000	603,000
Fortress Biotech †	100,000	150,000
Galmed Pharmaceuticals †	306,010	2,249,174
Genomic Health †	38,000	2,210,460
Immunomedics †	580,000	8,044,600
Incyte †	60,000	5,097,600
Intercept Pharmaceuticals †	27,000	2,148,390
Karyopharm Therapeutics †	380,000	2,276,200
Lexicon Pharmaceuticals †	450,000	2,830,500
MacroGenics †	275,000	4,666,750
Madrigal Pharmaceuticals †	28,500	2,987,085
MEI Pharma †	600,000	1,500,000
Mirati Therapeutics †	223,630	23,033,890
Momenta Pharmaceuticals †	141,501	1,761,687
MorphoSys †	503,638	48,511,056
Mustang Bio †	120,000	441,600
Myriad Genetics †	135,000	3,750,300
Nektar Therapeutics †	165,000	5,870,700
Neurocrine Biosciences †	110,000	9,287,300
Portola Pharmaceuticals †	130,000	3,526,900
Proteostasis Therapeutics †	750,000	731,925
Provention Bio †	70,000	847,000
Puma Biotechnology †	61,255	778,551
Regeneron Pharmaceuticals †	73,000	22,849,000

NQ-573 [6/19] 8/19 (919100) 1

Schedule of investments

Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common StockG (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$7,654,130
Rigel Pharmaceuticals †	1,600,000	4,176,000
Rocket Pharmaceuticals †	58,000	870,000
Sangamo Therapeutics †	400,000	4,308,000
Sarepta Therapeutics †	23,000	3,494,850
Seattle Genetics †	95,000	6,574,950
Spark Therapeutics †	90,000	9,214,200
Syndax Pharmaceuticals †	180,000	1,675,800
Ultragenyx Pharmaceutical †	70,000	4,445,000
uniQure †	693,000	54,157,950
United Therapeutics †	53,090	4,144,205
Vascular Biogenics †	200,000	260,000
Vertex Pharmaceuticals †	25,000	4,584,500
Viking Therapeutics †	330,100	2,739,830
Voyager Therapeutics †	5,700	155,154
Xencor †	129,191	5,287,788
XOMA †	51,737	768,812
		399,210,731
Blue Chip Medical Products - 40.38%
AbbVie	130,000	9,453,600
Amgen	191,500	35,289,620
AstraZeneca	110,000	8,992,687
AstraZeneca ADR	60,000	2,476,800
Biogen †	62,000	14,499,940
Boston Scientific †	510,000	21,919,800
Bristol-Myers Squibb	120,000	5,442,000
Celgene †	80,000	7,395,200
Chugai Pharmaceutical	500,000	32,746,405
Eli Lilly & Co.	181,446	20,102,402
Gilead Sciences	240,000	16,214,400
GlaxoSmithKline ADR	300,000	12,006,000
Johnson & Johnson	120,000	16,713,600
Merck	19,235	2,009,121
Pfizer	500,000	21,660,000
Roche Holding	220,000	61,861,330
Sanofi	380,000	32,840,477
Sanofi ADR	1,350,000	58,414,500
Stryker	20,000	4,111,600
Teva Pharmaceutical Industries ADR †	530,000	4,891,900
UCB	60,000	4,979,377
Zimmer Biomet Holdings	90,000	10,596,600
		404,617,359

2 NQ-573 [6/19] 8/19 (919100)

(Unaudited)

	Number of shares	Value (US $)
Common StockG (continued)
Healthcare Services - 10.40%
Anthem	50,000	$14,110,500
Cigna	75,000	11,816,250
CVS Health	542,700	29,571,723
DaVita †	92,000	5,175,920
McKesson	70,000	9,407,300
Quest Diagnostics	48,000	4,886,880
UnitedHealth Group	120,000	29,281,200
		104,249,773
Other - 4.34%
Cia de Minas Buenaventura ADR	115,300	1,922,051
Fannie Mae †	1,300,000	3,506,100
Federal Home Loan Mortgage †	1,050,000	2,730,000
Micron Technology †	436,600	16,848,394
NIO ADR †	100,000	255,000
Opera ADR †	242,350	2,530,134
QUALCOMM	100,000	7,607,000
SINA †	60,000	2,587,800
Sohu. com ADR †	390,722	5,470,108
		43,456,587
Small- / Mid-Cap Medical Products - 5.46%
Aerie Pharmaceuticals †	5,100	150,705
Akorn †	501,000	2,580,150
Allergan	85,000	14,231,550
Dermira †	150,000	1,434,000
Halozyme Therapeutics †	230,000	3,951,400
Inspire Medical Systems †	30,000	1,819,500
Mylan †	980,000	18,659,200
Perrigo	250,000	11,905,000
		54,731,505
Total Common Stock (cost $844,896,483)		1,006,265,955

Rights – 0.00%
Ambit Bioscience =†	76,500	0
Total Rights (cost $0)		0

Total Value of Securities – 100.42%
(cost $844,896,483)		1,006,265,955
Liabilities Net of Receivables and Other Assets – (0.42%)		(4,252,550)
Net Assets Applicable to 40,360,937 Shares Outstanding – 100.00%		$1,002,013,405

G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

NQ-573 [6/19] 8/19 (919100) 3

Schedule of investments

Delaware Healthcare Fund (Unaudited)

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

† Non-income producing security.

The following foreign currency exchange contracts were outstanding at June 30, 2019:

Foreign Currency Exchange Contracts
	Contracts to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
BNYM	EUR (6,499,137)	USD 7,385,175	7/2/19	$(7,519)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
EUR – Euro
USD – US Dollar

4 NQ-573 [6/19] 8/19 (919100)

Schedule of investments

Delaware Small Cap Growth Fund June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.73%G
Consumer Discretionary - 19.47%
Canada Goose Holdings †	6,835	$264,720
Five Below †	2,840	340,857
Floor & Decor Holdings Class A †	5,220	218,718
Malibu Boats Class A †	2,143	83,256
Ollie’s Bargain Outlet Holdings †	3,790	330,147
Planet Fitness Class A †	3,080	223,115
Shake Shack Class A †	8,860	639,692
YETI Holdings †	17,815	515,744
		2,616,249
Consumer Staples - 10.04%
Boston Beer Class A †	1,440	543,974
Freshpet †	9,085	413,458
Simply Good Foods †	16,305	392,624
		1,350,056
Financials - 8.00%
eHealth †	5,933	510,831
LendingTree †	1,345	564,940
		1,075,771
Healthcare - 29.90%
GW Pharmaceuticals ADR †	2,255	388,739
Invitae †	19,728	463,608
iRhythm Technologies †	5,600	442,848
Novocure †	9,164	579,440
Pacira BioSciences †	13,480	586,245
PetIQ †	9,160	301,914
Quanterix †	10,750	363,243
Sarepta Therapeutics †	2,777	421,965
Teladoc Health †	7,085	470,515
		4,018,517
Industrials - 8.39%
SiteOne Landscape Supply †	8,385	581,081
Trex †	7,620	546,354
		1,127,435
Information Technology - 23.93%
Everbridge †	6,455	577,206
Monolithic Power Systems	2,530	343,523
Pluralsight Class A †	14,305	433,728
Proofpoint †	1,955	235,089
RingCentral Class A †	3,915	449,912
Silicon Laboratories †	3,440	355,696
Trade Desk Class A †	1,655	376,976

NQ-241 [6/19] 8/19 (919109) 1

Schedule of investments

Delaware Small Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common StockG (continued)
Information Technology (continued)
Zendesk †	4,985	$443,814
		3,215,944
Total Common Stock (cost $11,237,123)		13,403,972
Total Value of Securities – 99.73%
(cost $11,237,123)		13,403,972
Receivables and Other Assets Net of Liabilities – 0.27%		35,696
Net Assets Applicable to 1,237,152 Shares Outstanding – 100.00%		$13,439,668

G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

ADR – American Depositary Receipt

2 NQ-241 [6/19] 8/19 (919109)

Schedule of investments

Delaware Smid Cap Growth Fund June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.91%G
Communication Services - 4.20%
Match Group	1,041,260	$70,045,560
		70,045,560
Consumer Discretionary - 17.76%
Bright Horizons Family Solutions †	29,495	4,449,911
Canada Goose Holdings †	509,493	19,732,664
Chipotle Mexican Grill †	18,452	13,523,102
Domino’s Pizza	1,201	334,214
Five Below †	419,733	50,376,355
Floor & Decor Holdings Class A †	761,325	31,899,517
Lululemon Athletica †	104,459	18,824,556
Ollie’s Bargain Outlet Holdings †	235,016	20,472,244
Shake Shack Class A †	1,198,650	86,542,530
YETI Holdings †	1,728,408	50,037,412
		296,192,505
Consumer Staples - 4.34%
Boston Beer Class A †	191,515	72,346,706
		72,346,706
Financials - 4.50%
LendingTree †	178,545	74,994,256
		74,994,256
Healthcare - 27.62%
ABIOMED †	127,640	33,248,944
Canopy Growth †	202,562	8,165,274
Collegium Pharmaceutical †	431,095	5,668,899
Exact Sciences †	218,505	25,792,330
GW Pharmaceuticals ADR †	327,909	56,528,232
Invitae †	594,143	13,962,361
iRhythm Technologies †	653,924	51,712,310
Novocure †	1,264,964	79,983,674
Pacira BioSciences †	1,729,405	75,211,823
Sarepta Therapeutics †	318,305	48,366,445
Teladoc Health †	932,711	61,941,338
		460,581,630
Industrials - 9.16%
HEICO	139,650	18,686,567
SiteOne Landscape Supply †	1,003,926	69,572,072
Trex †	899,168	64,470,346
		152,728,985
Technology - 32.33%
Arista Networks †	140,703	36,529,313
Broadridge Financial Solutions	378,700	48,352,416
EPAM Systems †	358,193	62,003,208

NQ-016 [6/19] 8/19 (919095) 1

Schedule of investments

Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common StockG (continued)
Technology (continued)
Everbridge †	392,402	$35,088,587
Marvell Technology Group	1,454,936	34,729,322
Monolithic Power Systems	207,150	28,126,827
Proofpoint †	271,741	32,676,855
RingCentral Class A †	560,147	64,372,093
Splunk †	248,130	31,202,347
Square Class A †	251,281	18,225,411
Trade Desk Class A †	355,372	80,946,634
Zendesk †	749,143	66,696,201
Zoom Video Communications Class A †	250	22,198
		538,971,412
Total Common Stock (cost $1,222,104,156)		1,665,861,054
Total Value of Securities – 99.91%
(cost $1,222,104,156)		1,665,861,054
Receivables and Other Assets Net of Liabilities – 0.09%		1,534,185
Net Assets Applicable to 62,613,657 Shares Outstanding – 100.00%		$1,667,395,239

G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

ADR – American Depositary Receipt

2 NQ-016 [6/19] 8/19 (919095)